Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS
10	INTANGIBLE ASSETS

The movement of intangible assets during the period is as follows:

	Brand	Subscribers Relationship	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD	USD	USD
2023
Cost:
At January 1, 2023	-	-	3,685,510	520,052	9,014,531	120,498	13,340,591
Additions	-	-	-	-	1,030,502	14,975	1,045,477
Additions – internally developed	-	-	166,667	-	-	-	166,667
Contract termination*	-	-	-	-	(8,750,000)	-	(8,750,000)
Transfers	-	-	-	10,450	-	(10,450)	-
At December 31, 2023	-	-	3,852,177	530,502	1,295,033	125,023	5,802,735

Amortization:
At January 1, 2023	-	-	2,632,912	433,818	2,670,706	-	5,737,436
Charge for the year	-	-	761,561	55,527	1,759,834	-	2,576,922
Contract termination*	-	-	-	-	(3,696,396)	-	(3,696,396)
At December 31, 2023	-	-	3,394,473	489,345	734,144	-	4,617,962

Net carrying amount:
At December 31, 2023 (Audited)	-	-	457,704	41,157	560,889	125,023	1,184,773

2024
Cost:
At January 1, 2024	-	-	3,852,177	530,502	1,295,033	125,023	5,802,735
Additions	76,000,000	19,000,000	-	-	-	-	95,000,000
Additions – internally developed	-	-	237,539	-	-	-	237,539
Transfers	-	-	-	3,171	-	(3,171)	-
Write-off	-	-	-	-	-	(16,874)	(16,874)
At June 30, 2024	76,000,000	19,000,000	4,089,716	533,673	1,295,033	104,978	101,023,400

Amortization:
At January 1, 2024	-	-	3,394,473	489,345	734,144	-	4,617,962
Charge for the period	-	1,578,996	334,699	9,556	435,383	-	2,358,634
At June 30, 2024	-	1,578,996	3,729,172	498,901	1,169,527	-	6,976,596

Net carrying amount:
At June 30, 2024 (Unaudited)	76,000,000	17,421,004	360,544	34,772	125,506	104,978	94,046,804

Work in progress represents costs incurred in relation to internally produced originals and sessions which are not yet released as well as software being developed by a third party. Anghami acquired the identifiable net assets of OSN+ activities at the respective fair values from Streaming. The identification and the fair value of the assets has been set at USD 95,000,000 segregated between brand and subscribers relationship. The fair value of the net assets has been evaluated by third party experts.

Amortization charged is allocated as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Selling and marketing expenses	-	944,343
Cost of revenue (note 6)	2,323,251	706,792
General and administrative expenses (note 8)	35,384	2,449
	2,358,635	1,653,584